SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Collateralized Debt and Loan Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity
Term of collateralized loan obligation	12 years
Collateralized loan obligations (CLOs)
Variable Interest Entity
Principal securitized	$ 0	$ 100	$ 0
Proceeds from new securitizations	0	100	0
Cash flows received on retained interests and other net cash flows	1,100	0	0
Purchases of previously transferred financial assets	200	0	0
Carrying value of retained interests	$ 921	$ 1,611	$ 1,404